SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2017 ARS ($) shares	Dec. 31, 2016 ARS ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2015 ARS ($) shares
Associates [Abstract]
Investment in associates		$ 3,065	$ 2,874
Foreign currency translation [Abstract]
Term of cumulative rate of inflation		3 years
Maximum percentage of cumulative rate of inflation		100.00%		100.00%
Property, plant and equipment [Abstract]
Property, plant and equipment from privatization of GdE		$ 6,480,361	5,333,344		$ 4,219,520
Financial expense capitalized		48,975	39,736
Income tax and deferred income tax [Abstract]
Provisions for income taxes		$ 0	0
Tax on minimum presumed income [Abstract]
Statutory tax rate on TOMPI		1.00%
Term of carry forward period for excess income tax		10 years
Income tax payables, offsetting balance			$ 71,405
Equity accounts [Abstract]
Percentage of legal reserve of net income		5.00%
Percentage of legal reserve on sum of Capital stock and Adjustment to capital stock balances		20.00%
Earnings per share [abstract]
Number of ordinary shares outstanding (in shares) | shares		794,495,283	794,495,283	794,495,283	794,495,283
Top of Range [Member]
Associates [Abstract]
Associates' percentage of voting rights		50.00%
Shareholding and voting		50.00%
Bottom of Range [Member]
Associates [Abstract]
Associates' percentage of voting rights		20.00%
Shareholding and voting		20.00%
GdE [member]
Property, plant and equipment [Abstract]
Percentage of common stock considered for assets value		70.00%		70.00%
Value of assets, price paid on common stock from privatization of GdE				$ 561.2
Value of common stock from provatization of GdE				801.7
Debt assumed from privatization of GdE				395.0
Property, plant and equipment from privatization of GdE				$ 1,196.7
Telcosur [Member]
Subsidiary [Abstract]
Company		Telcosur
Shareholding and votes		99.98%
Country		Argentina
Main Activity		Telecommunication services
Closing date		December 31
CTG [Member]
Subsidiary [Abstract]
Company	[1]	CTG
Shareholding and votes		100.00%
Country		Argentina
Main Activity		Electricity related services
Closing date		December 31
TGU [Member]
Associates [Abstract]
Associates' percentage of voting rights		49.00%
Investment in associates		$ 2,698	$ 2,517
Company		TGU
Shareholding and voting		49.00%
Country		Uruguay
Main activity		Pipeline maintenance
Closing date		December 31
EGS [Member]
Associates [Abstract]
Associates' percentage of voting rights		49.00%
Adjusted valuation of investments			2,289
Investment in associates		$ 367	357
Company		EGS (“in liquidation”)
Shareholding and voting		49.00%
Country		Argentina
Main activity		Pipeline exploitation and construction
Closing date		December 31
Link [Member]
Associates [Abstract]
Associates' percentage of voting rights		49.00%
Investment in associates		$ 0	$ 0
Company		Link
Shareholding and voting		49.00%
Country		Argentina
Main activity		Pipeline exploitation and construction
Closing date		December 31

[1]	This company was acquired on August 8, 2017.